COLLABORATION AND RESEARCH AGREEMENTS (Narrative) (Details)	6 Months Ended
Jun. 30, 2021
Disclosure Of Collaboration Agreement [Abstract]
Minimum percentage of revenue of collaboration agreements not entered by company	10.00%